Supplement dated August 17, 2001*
to the Statement of Additional Information dated June 29, 2001 of
             IDS Life Series Fund, Inc. S-6191-20 R (6/01)

The table under the "Investment Strategies and Types of Investments" of the Money Market Portfolio has been revised to read:

Investment strategies & types of investments:          Money Market Portfolio
Borrowing                                                     yes
Reverse Repurchase Agreements                                 yes

S-6191-23 A (8/01)
* Valid until June 29, 2002.